INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consisted of the following as of:
	Estimated life	June 30, 2023	December 31, 2022
Website	3 years	$10,799	$10,799
Accumulated amortization		(10,499)	(8,699)
		$300	$2,100
Intangible assets consisted of the following as of:
	Estimated life	December 31, 2022	December 31, 2021
Website	3 years	$10,799	$10,799
Accumulated amortization		(8,699)	(5,099)
		$2,100	$5,700

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES RELATED TO INTANGIBLE ASSETS	As of June 30, 2023, estimated future amortization expenses related to intangible assets were as follows:
Intangible Assets
2023	$300
$300
As of December 31, 2022, estimated future amortization expenses related to intangible assets were as follows:
Intangible Assets
2023	$2,100
$2,100